Financial investments - Combined financial information for the VC funds (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)
Assets:
Cash and cash equivalents				¥ 602,270,607		¥ 584,762,494	¥ 746,388,408	$ 87,321,030
Total assets				8,837,663,448		7,342,738,892		1,281,340,754
Liabilities:
Payable to investors at fair value				141,288,810		462,714,400		20,484,952
Total liabilities				4,084,408,756		3,365,843,931		$ 592,183,604
Net income (loss)				¥ 811,996,439	$ 117,728,417	¥ 825,407,023	¥ (1,308,502,575)
VC funds
Assets:
Cash and cash equivalents	¥ 357,201,450		¥ 659,577,667						$ 51,789,342
Investments	2,128,097,512		2,982,174,973						308,545,136
Other current or non-current assets	3,875,916		445,006,612						561,955
Total assets	2,489,174,878		4,086,759,252						360,896,433
Liabilities:
Payable and accruals	1,701,215		4,123,550						246,653
Payable to investors at fair value	2,461,245		574						356,847
Total liabilities	4,162,460		4,124,124						$ 603,500
Net investment income or loss	24,930,729	$ 3,614,616	11,711,704
Net realized gain on investments	84,080,855	12,190,578	5,247,804
Net unrealized gain on investments	(1,520,805,915)	(220,496,131)	1,505,164,526
Net income (loss)	¥ (1,162,642,437)	$ (168,567,308)	¥ 1,522,124,034